CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 228,040	$ 509,523
Accounts receivable, net of allowances for credit losses of $10 and nil	$ 2,281	$ 263
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 40,969	$ 221
Inventories	5,763	5,121
Prepaid expenses and other current assets	38,997	38,721
Total current assets	316,050	553,849
Property and equipment, net	2,775,806	2,868,064
Intangible assets, net	5	1,373
Long-term prepayments, deposits and other assets	27,787	48,325
Restricted cash	130	130
Operating lease right-of-use assets	11,619	13,136
Land use right, net	105,304	108,645
Total assets	3,236,701	3,593,522
Current liabilities:
Accounts payable	2,454	501
Accrued expenses and other current liabilities	135,514	165,688
Income tax payable	$ 10	$ 22
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 18,799	$ 81,178
Total current liabilities	156,777	247,389
Long-term debt, net	2,335,173	2,434,476
Other long-term liabilities	3,209	21,631
Deferred tax liabilities, net	309	382
Operating lease liabilities, non-current	12,250	13,499
Total liabilities	2,507,718	2,717,377
Commitments and contingencies (Note 18)
Shareholders' equity and participation interest:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive losses	(12,656)	(11,671)
Accumulated losses	(1,798,683)	(1,665,166)
Total shareholders' equity	666,104	800,606
Participation interest	62,879	75,539
Total shareholders' equity and participation interest	728,983	876,145
Total liabilities, shareholders' equity and participation interest	3,236,701	3,593,522
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	77	77
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7